Note 6 - Investments in Equity Method Investees (Details) - Equity Method Investees and Respective Ownership Percentages In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2014 Multifeed [Member] USD ($)	Mar. 31, 2014 Multifeed [Member] JPY (¥)	Mar. 31, 2013 Multifeed [Member] JPY (¥)	Mar. 31, 2014 I-Revo [Member] USD ($)	Mar. 31, 2014 I-Revo [Member] JPY (¥)	Mar. 31, 2013 I-Revo [Member] JPY (¥)	Mar. 31, 2014 Trinity [Member] USD ($)	Mar. 31, 2014 Trinity [Member] JPY (¥)	Mar. 31, 2013 Trinity [Member] JPY (¥)	Mar. 31, 2014 Stratosphere [Member] USD ($)	Mar. 31, 2014 Stratosphere [Member] JPY (¥)	Mar. 31, 2013 Stratosphere [Member] JPY (¥)	Mar. 31, 2014 Appiaries [Member] USD ($)	Mar. 31, 2014 Appiaries [Member] JPY (¥)
Schedule of Equity Method Investments [Line Items]
Equity method percentage				33.00%	33.00%	33.00%	30.00%	30.00%	30.00%	33.75%	33.75%	33.75%	50.00%	50.00%	50.00%	49.00%	49.00%
Equity method investment	$ 20,253	¥ 2,085,689	¥ 1,681,723	$ 12,085	¥ 1,244,512	¥ 1,141,909	$ 5,138	¥ 529,142	¥ 371,888	$ 862	¥ 88,804	¥ 93,154	$ 315	¥ 32,451	¥ 74,772	$ 1,853	¥ 190,780